STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 003 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 16,743
Interest and dividend income	894
Total investment income	17,637
Interest on notes receivable from participants	26
Contributions:
Participant	2,704
Employer	2,090
Rollover	1,758
Total contributions	6,552
Total additions	24,215
DEDUCTIONS:
Benefits paid to participants	15,764
Administrative expenses	61
Total deductions	15,825
Net increase before transfers	8,390
Net transfers from Roper Employees’ Retirement Savings 004 Plan	161
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	8,551
Beginning of year	158,180
End of year	$ 166,731